EATON VANCE NEXTSHARES TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance NextShares Trust (the “Registrant”) on behalf of Eaton Vance Stock NextShares (the “Fund”) (1933 Act File No. 333-197733) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2018 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 7 (“Amendment No. 7”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 7 was filed electronically with the Commission (Accession No. 0000940394-18-000839) on April 26, 2018.

EATON VANCE NEXTSHARES TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: May 2, 2018